UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-10075
                                                 ----------------

                            UBS Sequoia Fund, L.L.C.
          --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Reba Beeson
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          --------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5638
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2007
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                  UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                     FOR THE PERIOD FROM JANUARY 1, 2007 TO
                                DECEMBER 20, 2007

                  UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                     FOR THE PERIOD FROM JANUARY 1, 2007 TO
                                DECEMBER 20, 2007




                                    CONTENTS



Report of Independent Registered Public Accounting Firm...................    1

Statement of Assets, Liabilities and Members' Capital.....................    2

Statement of Operations...................................................    3

Statements of Changes in Members' Capital.................................    4

Statement of Cash Flows...................................................    5

Notes to Financial Statements.............................................    6

                        / /  Ernst & Young LLP        / /  Phone: (212) 773-3000
                             5 Times Square                       WWW.EY.COM
                             New York, NY  10036-6530




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS SEQUOIA FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Sequoia Fund, L.L.C. (the "Fund") as of December 20, 2007, and the related statements of operations and cash flows for the period from January 1, 2007 to December 20, 2007, the statements of changes in members' capital for the year ended December 31, 2006 and for the period from January 1, 2007 to December 20, 2007 and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, as of November 15, 2007, the Board of Directors decided to liquidate the Fund's assets. As a result, the Fund changed its basis of accounting to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Sequoia Fund, L.L.C. at December 20, 2007, the results of its operations and its cash flows from January 1, 2007 to December 20, 2007, the changes in its members' capital for the year ended December 31, 2006 and for the period from January 1, 2007 to December 20, 2007, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

February 22, 2008

                 A member firm of Ernst & Young Global Limited                 1

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 20, 2007

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                          $  22,867,450
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          22,867,450
--------------------------------------------------------------------------------

LIABILITIES

  Withdrawals payable (note 4)                                        22,861,350
  Other                                                                    6,100
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     22,867,450
--------------------------------------------------------------------------------

NET ASSETS                                                         $          --
--------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)
                                                                        STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------

                                       FOR THE PERIOD FROM JANUARY 1, 2007 TO DECEMBER 20, 2007

-----------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                                        $    539,254
  Dividends                                                                            143,170
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                682,424
-----------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                       433,623
  Loan Interest                                                                        334,265
  Professional fees                                                                    176,733
  Administration fee                                                                    22,620
  Custodian fee                                                                         15,779
  Other                                                                                 91,562
-----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                       1,074,582
-----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                   (392,158)
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized gain from investments and securities sold, not yet purchased          7,407,890
  Change in net unrealized appreciation/(depreciation) from investments             (8,786,793)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                   (1,378,903)
-----------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                             $ (1,771,061)
-----------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                                     UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                        STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                        FOR THE PERIOD FROM JANUARY 1, 2007 TO DECEMBER 20, 2007 AND YEAR ENDED DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------------------------------------


                                                                    MANAGER                 MEMBERS                       TOTAL
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2006                             $ 1,349,155            $109,860,943                 $111,210,098

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (6,499)               (189,762)                    (196,261)
  Net realized gain from investments                                255,058               7,941,611                    8,196,669
  Change in net unrealized
         appreciation/depreciation from investments                 (75,751)               (717,796)                    (793,547)
Incentive allocation                                                779,980                (779,980)                          --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    952,788               6,254,073                    7,206,861
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              711,808               8,057,342                    8,769,150
  Members' withdrawals                                             (154,055)            (75,209,561)                 (75,363,616)
  Offering costs                                                       (111)                 (3,354)                      (3,465)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                          557,642             (67,155,573)                 (66,597,931)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                           $ 2,859,585            $ 48,959,443                 $ 51,819,028
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (8,937)               (383,221)                    (392,158)
  Net realized gain from investments                                589,723               6,818,167                    7,407,890
  Change in net unrealized
         appreciation/(depreciation) from investments              (767,384)             (8,019,409)                  (8,786,793)
Incentive allocation                                                141,978                (141,978)                          --
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    (44,620)             (1,726,441)                  (1,771,061)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --               1,814,485                    1,814,485
  Members' withdrawals                                           (2,814,786)            (49,045,380)                 (51,860,166)
  Offering costs                                                       (179)                 (2,107)                      (2,286)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                       (2,814,965)            (47,233,002)                 (50,047,967)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 20, 2007                           $        --            $         --                 $         --
---------------------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                        UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)
                                                                                             STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------------

                                                            FOR THE PERIOD FROM JANUARY 1, 2007 TO DECEMBER 20, 2007

--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                               $ (1,771,061)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                                (44,985,255)
Proceeds from disposition of investments                                                                 96,978,342
  Proceeds received from short sales                                                                     14,418,282
  Cost to cover short sales                                                                             (26,009,746)
Net realized gain from investments                                                                       (7,407,890)
Change in net unrealized (appreciation)/depreciation from investments                                     8,786,793
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from broker                                                                                   10,227,205
       Investments sold, not settled                                                                        554,809
       Interest receivable                                                                                   72,648
       Dividends receivable                                                                                   6,184
       Other assets                                                                                             499
    Increase (decrease) in payables:
      Due to broker                                                                                      (5,291,301)
      Investments purchased, not settled                                                                   (594,739)
      Professional fees                                                                                    (131,186)
      Management Fee                                                                                        (51,878)
      Loan Interest                                                                                         (30,796)
      Administration fee                                                                                     (9,516)
      Other                                                                                                 (19,948)
--------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                44,741,446

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                                    1,814,485
Manager withdrawals                                                                                      (2,814,786)
Members' withdrawals                                                                                    (30,024,449)
Offering costs                                                                                               (2,286)
--------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                   (31,027,036)

Net decrease in cash and cash equivalents                                                                13,714,410
Cash and cash equivalents--beginning of period                                                            9,153,040
--------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                               $ 22,867,450
--------------------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                                    $    365,061
-------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 20, 2007
--------------------------------------------------------------------------------

1.   FUND LIQUIDATION

     On November 15, 2007, the Board approved a formal plan of liquidation of the Fund and adopted Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Fund liquidated and dissolved in accordance with the terms and conditions thereof. As a result, the Fund changed its basis of accounting to a liquidation basis. The Fund distributed 100% of all remaining capital balances to Members on December 21, 2007.

2.   ORGANIZATION

     UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective was to maximize total return. The Fund pursued its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may have purchased fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

     The Fund's Directors have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors had engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is a direct, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, were recorded on a trade-date basis and dividends were recorded on an ex-dividend date basis. Interest income and expense were recorded on the accrual basis. Premiums and discounts on debt securities were amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions were calculated on the identified cost basis.

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

--------------------------------------------------------------------------------
                                                               DECEMBER 20, 2007
--------------------------------------------------------------------------------


3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   FUND COSTS

     The Fund bore all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Syndication costs were charged to capital as incurred.

     C.   INCOME TAXES

     The Fund had reclassified $392,158 and $7,407,890 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the period ended December 20, 2007. The reclassification was made to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that had been allocated to the Fund's Member's and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     D.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consists of monies invested in a PNC Bank, NA account which paid money market rates and were accounted for at cost plus accrued interest.

     E.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles required the Manager to make estimates and assumptions that affected the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

--------------------------------------------------------------------------------
                                                               DECEMBER 20, 2007
--------------------------------------------------------------------------------


4.   RELATED PARTY TRANSACTIONS

     UBSFA provided certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund paid UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Management Fee"). The Management Fee was paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee was paid by UBSFA to PCM.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acted as an placement agent for the Fund, without special compensation from the Fund, and bore its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions were debited against the contribution amounts, to arrive at a net subscription amount. The placement fee did not constitute assets of the Fund.

     The Fund may have executed portfolio transactions through UBS FSI and its affiliates. During the period ended December 20, 2007, UBS FSI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

     Initial and additional applications for interests by eligible Members may have been accepted at such times as the Fund may have determined and were generally accepted monthly. The Fund reserved the right to reject any application for interests in the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) was initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which was similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager was entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation was made only with respect to net profits that exceed any net losses previously debited from the account of such Member which had not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period ended December 20, 2007 and year ended December 31, 2006 was $141,978 and $779,980, respectively, and was recorded as an increase to the Manager's capital account. Such amount was not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. As of December 20, 2007, included in withdrawals payable in the Statement of Assets, Liabilities and Members' Capital is $2,640,079 payable to the Advisor.

     Each Director received an annual retainer of $7,500 plus a fee for each meeting attended. All Directors were reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period ended December 20, 2007 were $34,746.

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

--------------------------------------------------------------------------------
                                                               DECEMBER 20, 2007
--------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) served as the custodian (the "Custodian") of the Fund's assets and provided custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provided securities clearance functions.

     PFPC, Inc. (also an affiliate of PNC Bank, NA) served as Administrator and Accounting Agent to the Fund and in that capacity provided certain administrative, accounting, record keeping, tax and Member related services. PFPC, Inc. received a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimbursed certain out of pocket expenses incurred by PFPC, Inc.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period ended December 20, 2007, amounted to $70,995,001 and $111,396,624, respectively. Included in these amounts were purchases and proceeds from securities sold, not yet purchased amounting to $26,009,746 and $14,418,282, respectively. Net realized loss resulting from short positions was $1,287,468 for the period ended December 20, 2007.

7.   DUE TO BROKER

     The Fund had the ability to trade on margin and, in that connection, may have borrowed funds from brokers and banks for investment purposes. Trading in equity securities on margin involved an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act required the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurred the indebtedness. The Fund pledged securities as collateral for the margin borrowings, which were maintained in a segregated account held by the Custodian. For the period ended December 20, 2007, the Fund's average interest rate paid on borrowings was 5.95% per annum and the average borrowings outstanding were $5,619,642. Interest expense for the period ended December 20, 2007 was $334,265.

                                    UBS SEQUOIA FUND, L.L.C. (LIQUIDATION BASIS)

--------------------------------------------------------------------------------
                                                               DECEMBER 20, 2007
--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                            FOR THE PERIOD
                         FROM JANUARY 1, 2007 TO             YEARS ENDED DECEMBER 31,
                               DECEMBER 20,
                                  2007           2006            2005            2004            2003
                                  ----          -------         ------          -------         -------
  Ratio of net investment
  loss to average net
  assets(d)                     (1.15)%(a)       (0.24)%         (0.66)%          (1.26)%         (0.94)%

  Ratio of total expenses
  to average net assets
  before incentive fee(d)         3.14%(a)        1.75%           1.58%            1.69%           1.55%

  Ratio of total expenses
  to average net assets
  after incentive fee(e)          3.56%*          2.70%           2.60%            2.07%           1.75%

  Portfolio turnover rate       114.81%         112.13%          98.70%          229.48%         285.30%

  Total Return pre
  incentive allocation(b)        (7.65)%          7.61%          (2.02)%           7.75%          36.10%

  Total return post
  incentive allocation(c)        (7.65)%          6.09%          (2.02)%           6.20%          28.88%

  Average debt ratio(d)          15.03%           3.29%           0.00%            0.00%           0.22%
  Net asset value at end
  of period                     $   --     $51,819,028    $111,210,098     $116,795,357    $105,505,171

    (a)   Annualized

    (b) Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

    (c) Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

    (d) The average net assets used in the above ratios are calculated by using pre-tender net assets.

    (e) Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY        DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS          TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)          COMPLEX
------------------------------------------------------------------------------------------------------------------------

                                               INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------

Meyer Feldberg (65)(3)              Term --      Dean Emeritus and Professor of         42      Director of:
UBS Financial Services Inc.       Indefinite     Leadership and Ethics of the                   Primedia, Inc.,
1285 Avenue of the Americas      Length--since   Graduate School of Business,                   Macy's, Inc.,
New York, NY 10019             Commencement of   Columbia University; Senior                    Revlon, Inc., NYC
Director                          Operations     Advisor to Morgan Stanley                      Ballet and SAPPI Ltd.
                                                                                                Advisory Director of
                                                                                                Welsh Carson Anderson
                                                                                                & Stowe and President
                                                                                                of NYC Global Partners.
------------------------------------------------------------------------------------------------------------------------

George W. Gowen (78)                Term --      Law partner of Dunnington,             13       None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length--since
New York, NY 10019             Commencement of
Director                          Operations

------------------------------------------------------------------------------------------------------------------------

Stephen H. Penman (61)              Term --      Professor of Financial                 13       None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length--since   of Business, Columbia University
New York, NY 10019                July 2004
Director

------------------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------

Robert F. Aufenanger (54)
UBS Financial Services Inc.         Term --      Executive Director of UBS
51 West 52nd Street               Indefinite     Alternative Investments US
New York, NY 10019               Length--since   since April 2007. Prior to            N/A                N/A
Principal Accounting Officer     May 1, 2007     April 2007, Chief Financial
                                                 Officer and Senior Vice
                                                 President of Alternative
                                                 Investments Group at U.S. Trust
                                                 Corporation from 2003 - 2007;
                                                 Consultant to private equity
                                                 funds from 2002 - 2003

------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (48)
UBS Financial Services Inc.         Term -       Director of Compliance of UBS
1000 Harbor Boulevard             Indefinite     Financial Services Inc. since
Weehawken, NJ 07086             Length - since   2003 and Deputy Director of           N/A                N/A
Chief Compliance Officer        July 19, 2005    Compliance UBS Financial
                                                 Services of Puerto Rico Inc.
                                                 since October 2006. Prior to
                                                 2003, Chief Compliance Officer
                                                 of LibertyView Capital
                                                 Management, Inc., an investment
                                                 adviser, and LibertyView
                                                 Alternative Asset Management,
                                                 Inc., an NASD broker-dealer.
------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (46)
UBS Financial Services Inc.         Term -       Managing Director of UBS
1285 Avenue of the Americas       Indefinite     Financial Services Inc. since
New York, NY 10019              Length - since   June 2005.  Prior to June 2005,       N/A                N/A
Principal Executive Officer     July 19, 2005    Managing Director and Head of
                                                 Alternative Investments of
                                                 United States Trust Company,
                                                 N.A.
------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 42 funds/portfolios in the complex as of December 31, 2007, 29 are advised by an affiliate of UBS Financial Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.



UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,245 in 2007 and $48,965 in 2006. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 in 2007 and $5,000 in 2006. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $83,000 in 2007 and $64,000 in 2006. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2007 and $0 in 2006.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not Applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million for 2007 and $3.0 million for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

PROXY VOTING

A. Policy

         1. When Paradigm's accounts hold stock which Paradigm will vote in a fiduciary capacity, its voting obligations must be exercised in accordance with
(1) the direction and guidance, if any, provided by the document establishing the account relationship, and (2) the principles of fiduciary law which requires the fiduciary to act in the best interests of the account. Thus, in voting such stock, Paradigm will exercise the care, skill, prudence, and diligence under the circumstances that a prudent person would use considering the aims, objectives, and guidance provided by the client.
         2. In general, this will call for the voting of stock consistent with the best interests of the account, including long-term and short-term economic interests. In considering the best interests of the account, Paradigm will take into account, among other things, the effect of the proposal on the underlying value of the securities. All conflicts of interest will be resolved in the interest of the client.
         3. Where Paradigm has an obligation to vote, (1) all stock by proxy will be voted, (2) a written record of such voting will be kept by Operations. To assist it in analyzing proxies, Paradigm has subscribed to Institutional Shareholder Services, Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Please contact Paradigm Capital Management if you would like a record of how proxies for your shares were voted.

B. Procedure
         1. The Portfolio Managers determine how proxies are to be voted. Operations through ISS will maintain a record of proxy voting determinations, together with all proxy proposals, including shareholder proposals and proposals included in dissident proxy materials. Decisions will be made exclusively in accordance with the economic interests, both long-and short-term, of the account. Except where required by the client, social interests shall not be among the criteria employed by the Portfolio Managers

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies approving the following proposals:

         a) Election of management's nominees for Directors.

         b) Appointment of Auditors.

         c) Change in the date or location of annual meetings.

         d) For investment companies, continuation of company management, investment adviser or distribution contracts.

         e) Transaction of such other business as may properly come before the meeting.

         f) Receiving and/or approving financial reports.

         g) Indemnification of Directors.

         h) Stock splits and stock dividends.

         i) Authority to issue additional debt.

         j) Change in the number of authorized common shares.

         k) Corporate name change.

         l) Change in investment company agreements with advisers.

         m) Stock option plans, unless exercise price is less than the market price at the time of the grant or dilution under the plan would exceed 10%.

         n) Removal of a Director only for cause.

         o) Waiver of preemptive rights.

         p) Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds.

         q) Equal access proposals.

         r) Technical amendments to by-laws or charters.

         s) Share repurchases.

         t) Spin-offs.

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies opposing the following proposals:

         a) Creation of a second class of stock with unequal voting rights.

         b) Fair pricing provisions when accompanied by a super-majority provisions in excess of two-thirds.

         c) Amendment to bylaws by Board of Directors without shareholder approval.

         d) Elimination of shareholder right to call a special meeting or requiring more than 25% of shareholders to call a special meeting.

         e) Elimination of shareholder action by written consent.

         f) "Stakeholder" proposals.

         g) Loans or guarantees of loans to officers and Directors.

         h) Super-majority provisions in excess of two-thirds.

         i) A greater vote requirement to repeal a provision than to adopt it.

         j) Change to cumulative voting.

There is NO GENERAL POLICY with respect to the following proposals which shall be EVALUATED ON A CASE-BY-CASE BASIS BY THE PORTFOLIO MANAGER:

         a) Change in the state of incorporation.

         b) Mergers or other combinations.

         c) Authorization of "blank check" preferred stock.

         d) Golden parachutes.

         e) Proposals to opt out of state anti-takeover laws.

         f) Prohibition of greenmail.

         g) Change in the number of directors.

         h) Approval of poison pill plan.

         i) Confidential voting.

         j) Shareholder proposal to de-classify Board of Directors.


When the Portfolio Managers decide to vote against a proposal, which is generally approved or to vote in favor of a proposal which is generally opposed, the reason for the exception will be recorded.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A) Not applicable. The fund liquidated in December, 2007.


(B) Not applicable. The fund liquidated in December, 2007.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

        (b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  UBS Sequoia Fund, L.L.C.
            ------------------------------------------------------------------

By (Signature and Title)*     /s/ Douglas Lindgren
                         -----------------------------------------------------
                              Douglas Lindgren, Principal Executive Officer


Date          March 6, 2008
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Douglas Lindgren
                         -----------------------------------------------------
                              Douglas Lindgren, Principal Executive Officer


Date          March 6, 2008
    --------------------------------------------------------------------------


By (Signature and Title)*     /s/ Robert Aufenanger
                         -----------------------------------------------------
                              Robert Aufenanger, Principal Financial Officer


Date          March 6, 2008
    --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.